Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 17, 2022	Mar. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Aug. 31, 2023	Mar. 07, 2023	Feb. 27, 2023	Jan. 01, 2023	Nov. 09, 2022	Apr. 01, 2022	Oct. 30, 2020
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Negative working capital			$ 10,192,682		$ 8,932,501
Cash used in operating activities			372,260	$ (1,858,087)	1,153,335	$ (577,367)
Current liabilities					15,258,547	43,939,834
Non-current liabilities			$ 752,316		882,749	30,680,308
Effective rate		20.56%
Applicable surcharge, percentage		12.00%
Education, percentage		4.00%
Deferred offering cost						$ 34,164
Equity interest, percentage			51.00%		51.00%			51.00%
Operating cycle			12 months
Number of shares acquired (in Shares)											19,157,088
Aggregate price (in Shares)						500,000
Aggregate price, per share (in Dollars per share)							$ 0.4
Current liabilities			$ 19,014,035		$ 15,258,547	$ 43,939,835
Deferred offering costs			$ 0		$ 34,165
Sri Sai cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage												51.00%
Equity interest, percentage										75.00%
DDC CATV Network Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage		51.00%
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage													75.00%
Lytus Health [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Equity interest, percentage					100.00%				100.00%
Number of shares acquired (in Shares)										1,000
Aggregate price (in Shares)										1,000
Aggregate price, per share (in Dollars per share)										$ 1
IPOs [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 12,400,000
Number of shares (in Shares)	2,609,474
Common shares price per share (in Dollars per share)	$ 4.75
Deferred offering cost					$ 0	$ 34,164
Over-Allotment Option [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 1,860,000
Number of shares (in Shares)	391,421
Common shares price per share (in Dollars per share)	$ 4.75